Income Taxes (Summary of Deferred Income Tax Assets (Liabilities)) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liability	$ 2,903	$ 2,907	$ 2,896
Deferred income tax assets	262	242
Deferred income tax liabilities	3,165	3,149
Deferred income tax expense recognized in net earning	(31)	(9)
Asset retirement obligations and accrued environmental costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	354	376
Deferred income tax expense recognized in net earning	21	20
Tax loss and other carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	297	370
Deferred income tax expense recognized in net earning	75	(98)
Pension and other post-retirement benefits liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	178	161
Deferred income tax expense recognized in net earning	(45)	(12)
Long term debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	140	102
Deferred income tax expense recognized in net earning	(39)	3
Lease Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	151	201
Deferred income tax expense recognized in net earning	47	26
Receivables [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	44	50
Deferred income tax expense recognized in net earning	6	2
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	126	37
Deferred income tax expense recognized in net earning	(90)	20
Payables and accrued charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	14	0
Deferred income tax liabilities	0	72
Deferred income tax expense recognized in net earning	(14)	25
Payables and accrued charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax expense recognized in net earning	(72)	72
Other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1	12
Deferred income tax expense recognized in net earning	11	17
Loss Carry Forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	2,903	2,907
Deferred income tax expense recognized in net earning	31	9
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	3,765	3,637
Deferred income tax expense recognized in net earning	132	(12)
Goodwill and other intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	404	471
Deferred income tax expense recognized in net earning	(64)	(67)
Other liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	39	36
Deferred income tax expense recognized in net earning	$ 1	$ (5)